Stock Compensation Plan - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Vesting Period Range - Start			1 year
Options Vesting Period Range - End			4 years
Stock options exercisable			8,105	264,509	987,886
Restricted stock awards, Expense	$ 0	$ 0.3	$ 0.3	$ 1.9	$ 3.6
Options Granted on June 4, 2004 and Thereafter [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration term			7 years
Options Granted Prior to June 4, 2004 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration term			10 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock awards Service period, Minimum			1 year 6 months
Restricted Stock awards service period, maximum			3 years
Restricted stock awards, Expense			0.3	1.9	3.6
Deferred stock-based compensation			0	0.3
Total fair value of restricted sock and restricted stock units that vested during the period			$ 3.7	$ 4.2